INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES

NOTE 4 - INVESTMENTS IN AFFILIATES

ICTS Netherlands Airport Services VOF

The Company had a 50% ownership interest in ICTS Netherlands Airport Services VOF ("NAS"), a joint venture with an unrelated third party. NAS provided airport services at the Amsterdam Schiphol Airport in the Netherlands pursuant to a long-term service contract. On February 1, 2008, the service contract expired and NAS ceased its operations. In 2010, the Company received a final dividend of $153 upon the final liquidation of NAS.

As of December 31, 2012 and 2011, there were no assets or liabilities related to NAS.

Statement of operations data for NAS is summarized below:

	Year Ended December 31,
	2012	2011	2010

Revenue	$-	$-	$-
Gross profit	-	-	-
Net income (loss)	$-	$-	$(20)

Inksure Technologies, Inc.

In March 2010, the Company purchased 5,400,000 shares of common stock in Inksure Technologies, Inc. ("Inksure") for $675 pursuant to a private placement of Inksure's securities. Despite the additional investment, the Company's ownership interest in Inksure decreased from 27.4% to 23.9% as a result of the participation of other investors in the private placement. Inksure develops, markets and sells customized authentication systems designed to enhance the security of documents and branded products. As a result of changes in ownership interests in Inksure during the year ended December 31, 2012, the Company's ownership interest decreased to 23.0% as of December 31, 2012.

The Company suspended its use of the equity method to account for this investment in 2007 after its investment balance was reduced to zero. The additional investment was allocated to fund prior losses that were incurred after the suspension of the equity method. Accordingly, the Company recognized an equity loss from investment in affiliate of $675 for the year ended December 31, 2010 in the accompanying consolidated statements of operations and comprehensive income loss.

The Company's Chief Financial Officer serves as a non-employee director of Inksure. In addition, one of the members of the Company's Board of Directors also serves as a non-employee director of Inksure.

As of December 31, 2012, the Company's share of the underlying net assets of Inksure exceeds the Company's carrying value of its investment in Inksure ($0) by $170. The market value of the Company's investment in Inksure as of December 31, 2012 is $496.

Balance sheet data for Inksure is summarized below:

	December 31,
	2012	2011

Current assets	$1,102	$2,905
Non-current assets	54	74
Total assets	$1,156	$2,979

Current liabilities	$312	$1,021
Non-current liabilities	106	212
Shareholders' equity	738	1,746
Total liabilities and shareholders' equity	$1,156	$2,979

Statement of operations data for Inksure is summarized below:

	Year Ended December 31,
	2012	2011	2010

Revenue	$1,061	$3,748	$2,812
Gross profit	544	2,855	2,358
Gain from extinguishment of covertible debt	-	-	5,881
Net income (loss)	(1,076)	(489)	4,887